CONVERTIBLE NOTES PAYABLE - VGI (Details) - USD ($)	Jul. 13, 2015	May. 11, 2015	Apr. 08, 2015
CONVERTIBLE NOTES PAYABLE - VGI
Company issued VGI convertible promissory notes in the principal amount	$ 79,000	$ 10,000	$ 38,000
VGI note bears interest at a rate per annum	8.00%	12.00%	12.00%
VGI note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date	50.00%	50.00%	50.00%